Prepayment and Other Current Assets, Net - Schedule of Prepayment and Other Current Assets, Net (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Schedule Of Prepayment And Other Current Assets Net Abstract
Prepayment – third party	$ 19,783,824	$ 2,522,803	$ 29,385,651
Prepayment - related party	67,177,645	8,566,391	1,504,691
Others	5,914	755	4,920
Total	86,967,383	11,089,949	30,895,262
Allowance for expected credit losses	(60,720)	(7,742)	(60,720)
Total, net	$ 86,906,663	$ 11,082,207	$ 30,834,542